Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 676	$ 2,811
Marketable securities	218	1,534
Receivables and prepaids	247	924
Total Current Assets	1,141	5,269
NON-CURRENT ASSETS
Mineral property interests	31,300	27,508
Mineral property deposits	107	152
Equipment	197	297
Total Non-current Assets	31,604	27,957
Total Assets	32,745	33,226
CURRENT LIABILITIES
Accounts payable and accrued liabilities	928	652
Lease liability, current	62	62
Total Current Liabilities	990	714
LONG TERM LIABILITIES
Deferred compensation liability	422	244
Lease liability, long term	88	153
Deferred income tax liability	1,265	1,377
Total Long Term Liabilities	1,775	1,774
Total Liabilities	2,765	2,488
SHAREHOLDERS' EQUITY
Share capital	91,688	88,768
Reserve for share-based payments	593	656
Accumulated other comprehensive loss	(5,669)	(3,170)
Deficit	(56,632)	(55,516)
Total Shareholders' Equity	29,980	30,738
Total Liabilities and Shareholders' Equity	$ 32,745	$ 33,226